Cover	May 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2024
Entity File Number	001-09974
Entity Registrant Name	ENZO BIOCHEM, INC.
Entity Central Index Key	0000316253
Entity Tax Identification Number	13-2866202
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	21 Executive Blvd.
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	631
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ENZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false